CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - ₪ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of changes in equity [abstract]
Ordinary shares, par value	₪ 0.01	₪ 0.01